PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 124,771	$ 114,102
Less: accumulated depreciation and amortization	(78,841)	(57,673)
Property and equipment, net	45,930	56,429
Depreciation and amortization	21,398	21,347	19,730
Digital display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	89,327	81,403
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	14,802	14,422
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	847	816
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,626	2,455
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,219	1,038
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,355	10,250
Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,244	2,446
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,351	$ 1,272